Estimated Fair Value of Available-for-Sale Securities (Detail) (US Treasury Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	$ 13,996
Available-for-sale securities, Gross Unrealized Gains
Available-for-sale securities, Gross Unrealized Losses
Available-for-sale securities, Estimated Fair Value	$ 13,996